CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (10,103)		$ (15,142)		$ (16,505)
Loss from discontinued operations	2,676		926		1,753
Loss from continuing operations	(7,427)		(14,216)		(14,752)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	454		415		344
Foreign currency adjustments	8		16		8
Interest on short-term bank deposit	0		0		(28)
Capital loss from sale of property and equipment	15		(3)		4
Increase (decrease) in accrued severance pay, net	(8)		11		(359)
Stock-based compensation to employees	603		737		1,372
Compensation related to shares and warrants granted to non-employees	1		19		52
Gain from marketable securities	(7)		(125)		(31)
Decrease (Increase) in trade receivables	9		51		(72)
Decrease (increase) in other accounts receivable and prepaid expenses	(68)		57		(769)
Increase (decrease) in trade payables	(516)		498		(10)
Increase (decrease) in other accounts payable and accruals	(1,502)		1,229		312
Loss from Rosetta Green's sale	41		0		0
Adjustment for settlement arrangement	0		94		0
Increase in deferred revenue	0		(1,700)		1,700
Revaluation of warrants related to share purchase agreements	(1,640)		(1,072)		0
Net cash used in operating activities from continuing operations	(10,037)		(13,989)		(12,229)
Net cash provided by (used in) operating activities from discontinued operations	(1,224)		268		458
Net cash used in operating activities	(11,261)		(13,721)		(11,771)
Cash flows from investing activities:
Purchase of property and equipment	(11)		(425)		(199)
Proceeds from sale of property and equipment	168		7		1
Decrease (increase) in bank deposits	78		2,952		(2,275)
Purchase of marketable securities	0		(1,489)		(4,497)
Proceeds and redemption from sale of marketable securities	148		3,889		2,291
Decrease (Increase) in restricted cash	(37)		1,076		(433)
Proceeds from sale of Parkway	0		148		(35)
Proceeds from sale of Rosetta Green	814		0		0
Net cash provided by (used in) investing activities from continuing operations	1,160		6,158		(5,147)
Net cash used in investing activities from discontinued operations	(3,687)		(15)		(12)
Net cash provided by (used in) in investing activities	(2,527)		6,143		(5,159)
Cash flows from financing activities:
Repayment of capital lease	(70)		(142)		(119)
Receipt of long-term bank loan and capital lease	0		5		73
Repayment of long-term bank loan	0		0		(10)
Proceeds from convertible loans	0		0		750
Issuance of shares and warrants, net	9,634		7,113		5,730
Net cash provided by financing activities from continuing operations	9,564		6,976		6,424
Net cash provided by financing activities from discontinued operations	2,232		0		24
Net cash provided by financing activities	11,796		6,976		6,448
Increase (decrease) in cash and cash equivalents	(1,992)		(602)		(10,482)
Cash and cash equivalents at beginning of year	2,727	[1]	3,329		13,811	[1]
Cash and cash equivalents at end of year	735		2,727	[1]	3,329
Supplemental disclosure:
Interest	380		0		0
Non-cash activities:
Conversion of convertible notes into RG Ordinary shares	0		1,500		0
Conversion of Warrants	$ 729		$ 0		$ 0

[1]	Includes cash and cash equivalents of discontinued operations of $84, $92 at December 31, 2008 and 2010 respectively.